AMOUNTS COMMITTED ON ASSETS’ ACQUISITION - Summary of Sensitivity Analysis on Contingent Consideration (Details) - Contingent consideration $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Expected cash flows, percentage increase	10.00%
Expected cash flows, percentage decrease	10.00%
Expected increase in cash flows (10% movement)	$ 700
Expected decrease in cash flows (10% movement)	$ (600)